John Hancock
Regional
Bank
Fund

SEMI
ANNUAL
REPORT

4.30.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund
at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25

Dear Fellow Shareholders,

The stock market's downward spiral, which began last year with technology stocks, continued through the first quarter of 2001. The slowing economy and a parade of disappointing corporate earnings announcements provoked growing investor concern, and stock declines spread across all market sectors. However, April marked a turning point and the stock market made a comeback, particularly the tech-heavy Nasdaq Composite Index, which surged 15% in one month. There was a growing sense that the worst might be over for the economy, given the Federal Reserve's four interest-rate cuts between January and April totaling two percentage points, and more cuts expected. Even with April's rebound, the market remains volatile and indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation with
moderate income
as a secondary
objective by
investing
primarily in stocks
of regional banks
and lending
companies.

Over the last six months

* The economy slowed precipitously and the stock market lost ground.

* Bank stocks rebounded as interest rates fell, and the Fund outperformed the market and its peers.

* The Fund increased its stake in non-bank financial stocks.

[Bar chart with heading "John Hancock Regional Bank Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2001." The chart is scaled in increments of 2% with 0% at the bottom and 12% at the top. The first bar represents the 11.19% total return for Class A. The second bar represents the 10.81% total return for Class B. The third bar represents the 10.81% total return for Class C. A note below the chart reads "Total returns are at net asset value with all distributions reinvested."]

Top 10 Holdings

 3.1%   Charter One Financial
 2.9%   Washington Mutual
 2.9%   U.S. Bancorp
 2.8%   North Fork Bancorp.
 2.8%   Wells Fargo
 2.7%   BB&T Corp.
 2.5%   Bank of New York
 2.5%   Fifth Third Bancorp
 2.5%   FleetBoston Financial
 2.3%   First Tennessee National

As a percentage of net assets on April 30, 2001.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
Regional Bank Fund

MANAGERS'
REPORT

It was a difficult six months for the stock market, which lost ground and was fraught with heightened volatility. An economy that slowed precipitously and a barrage of corporate earnings disappointments turned investors into bears. Growth stocks -- technology in particular -- continued to get trounced as investors, unable to justify their high valuation levels and poor results, kept moving to more defensive, value-oriented corners of the market.

"Financial stocks held up
 better than the market
 as a whole in the last
 six months..."

In response to the sagging economy, the Federal Reserve reversed course and cut interest rates by two percentage points between January and the end of April in a bid to avoid a recession. Financial stocks held up better than the market as a whole in the last six months, but it was primarily on the strength of a strong rally in bank stocks in the last two months of 2000 in anticipation of rate cuts. And with the market growing increasingly dicey, financial companies connected to the stock market, like asset managers and brokerage houses, suffered, as did those whose stocks had run up the most by late last year. This year, once a brief January rally ended, most financial stocks were volatile but wound up staying flat, with the exception of smaller-sized banks and those whose stocks had gotten very cheap last year. For the six months ended April 30, 2001, the Standard & Poor's Bank Index returned 3.02%, while the broad Standard & Poor's 500 Index fell by 12.06%.]

FUND PERFORMANCE

John Hancock Regional Bank Fund produced a very solid result during the period due to our focus on midsize regional and smaller banks, which, after lagging last year, did far better than financial stocks whose fortunes were closely tied to the ailing stock market. For the six months ended April 30, 2001, the Fund's Class A, Class B and Class C shares posted total returns of 11.19%, 10.81% and 10.81%, respectively, at net asset value. That compared with the 1.72% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[A photo of Team leader Jim Schmidt flush right next to first paragraph.]

MOST INTEREST-SENSITIVE BANKS DO BEST

Not surprisingly, the Fund's holdings in banks and thrifts with the greatest sensitivity to falling rates were our best performers, including Charter One, Washington Mutual and First Tennessee. Conversely, the banks with the highest price-to- earnings ratios, which had risen the most last year, like Bank of New York, Mellon and Fifth Third, lost ground.

"During the period, we
 increased the Fund's
 exposure to non-bank
 financial stocks..."

BANKS POISED FOR ABOVE-MARKET GROWTH

Looking forward, with the economy in a slower mode and interest rates continuing to decline, bank loan growth should be at a slower 5% pace. At the same time, bank margins have stabilized, expenses are under control and banks continue to buy back stock. Even though the level of non-performing assets rose in the period, it is still very low -- at less than one percent of total assets -- and we do not believe it will rise much above one percent. With this backdrop, banks should be able to generate earnings-per-share growth of about 5% this year. While modest compared to prior years, it tops the profit outlook for the broad market, which is flat on average, if not negative.

[Table at top left-hand side of page entitled "Top five standard industrial classifications." The first listing is U.S. banks 49%, second is Superregional banks 19%, the third Thrifts 15%, the fourth Insurance 6% and the fifth is Finance 3%.]

BROADENING THE FUND

During the period, we increased the Fund's exposure to non-bank financial stocks to about 12% of the Fund. Consolidation in the banking industry was the reason John Hancock Regional Bank Fund was launched 15 years ago, and with the passage of the Gramm-Leach-Bliley Act of 1999, convergence in the financial services industry has begun to spread beyond bank mergers. Distinctions between banks and other financial services companies are blurring. Institutions like Citigroup have been formed that combine commercial banking with investment banking, brokerage and insurance services. Once "plain vanilla" banks have expanded their sources of revenues. A good example is Wells Fargo, which now owns a brokerage firm, has a huge mortgage company and just bought an insurance broker. We are keeping our focus on regional banks that are the most likely to produce reliable earnings growth and have the potential to benefit from industry consolidation. But it would be shortsighted not to also pursue new opportunities for faster growth, particularly now, when bank earnings growth has begun to slow with the economy.

"...merger activity was
 generally slow during
 the period..."

Specifically, we bought high-quality brokerage, insurance and finance companies like American Express, Fannie Mae, American General, Hartford Financial Services Group, Goldman Sachs and Merrill Lynch. While some of these names suffered during the period from the stock-market downturn, we believe their long-term growth potential makes them worth owning.

SLOW PACE FOR BANK MERGERS

Although merger activity was generally slow during the period, we did have five of our banks that accepted takeover offers. The headline transaction was First Union's bid to acquire Wachovia, later complicated by the arrival of SunTrust as a hostile suitor. If SunTrust is successful, it might provide the impetus for other banks to undertake hostile merger proposals, a technique that has traditionally been a rarity. We believe many years of consolidation are still ahead in the banking industry as the extraordinary number of institutions gets whittled down to a more efficient level. Although many valuable bank franchises are trading at very reasonable prices, the pool of banks able to undertake a sizeable acquisition has shrunk due to low valuation and uncertain benefits from past deals. Only a handful of the nation's top banks have unblemished records that leave them in a good position to pursue further transactions. It will take time and a greater number of merger success stories before other powerful banks resume acquisition programs.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Centura Banks followed by an up arrow with the phrase "Long-time North Carolina favorite sells out." The second listing is Marshall & Ilsley followed by an up arrow with the phrase "Another rate-sensitive regional rebounds." The third listing is Comerica followed by a down arrow with the phrase "Market votes against Imperial deal."]

"Falling rates and an
 economy that is growing
 moderately are usually two
 good ingredients for bank-
 stock performance."

OUTLOOK

With the outlook for further interest-rate cuts all but certain, we expect the economy to avoid a recession and produce modest growth for the rest of 2001. Falling rates and an economy that is growing moderately are usually two good ingredients for bank-stock performance. In this environment, we will keep adding to our stake in higher-quality superregional and trust banks and reducing positions in banks where we are less certain about their loan portfolios.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2001.

The index used for
comparison is the
Standard & Poor's
500 Index, an unman
aged index that
includes 500 widely
traded common stocks.

It is not possible to
invest in an index.

                               Class A      Class B      Class C       Index
Inception date                  1-3-92      10-4-85       3-1-99          --

Average annual returns with maximum sales charge (POP)
One year                        25.15%       25.85%       28.57%      -12.97%
Five years                      13.09%       13.23%          --        15.56%
Ten years                          --        20.73%          --        15.24%
Since inception                 19.18%          --         0.19%          --

Cumulative total returns with maximum sales charge (POP)
Six months                       5.64%        5.81%        8.70%      -12.06%
One year                        25.15%       25.85%       28.57%      -12.97%
Five years                      84.94%       86.12%          --       106.09%
Ten years                          --       558.00%          --       313.13%
Since inception                413.55%          --         0.41%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule:
5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class B shares1 for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, before sales charge, and is equal to $65,800 as of April 30, 2001. The second line represents the Index and is equal to $41,313 as of April 30, 2001.

                                    Class A      Class C 1
Inception date                       1-3-92       3-1-99
Without sales charge                $54,062      $10,142
With maximum sales charge           $51,355      $10,041
Index                               $36,362      $10,354

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class A and Class C shares, respectively, as of April 30, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2001
(unaudited).

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


  SHARES       ISSUER                                                                                           VALUE
COMMON STOCK 93.59%                                                                                    $2,871,174,939
(Cost $1,400,677,814)

Superregional Banks 18.60%                                                                               $570,630,913
     341,382   Bank of America Corp. (NC)                                                                  19,117,392
   1,521,398   Bank of New York Co., Inc. (The) (NY)                                                       76,374,180
   1,290,441   Bank One Corp. (OH)                                                                         48,739,957
   1,967,220   FleetBoston Financial Corp. (MA)                                                            75,482,231
     503,934   KeyCorp (OH)                                                                                11,681,190
   1,666,554   Mellon Financial Corp. (PA)                                                                 68,212,055
   2,165,328   National City Corp. (OH)                                                                    58,918,575
     569,900   PNC Bank Corp. (PA)                                                                         37,083,393
     955,515   SunTrust Banks, Inc. (GA)                                                                   60,675,202
     466,960   Wachovia Corp. (NC)                                                                         28,391,168
   1,830,010   Wells Fargo Co. (CA)                                                                        85,955,570

Banks -- United States 49.10%                                                                           1,506,167,691
     165,600   ABC Bancorp. (GA)                                                                            1,854,720
   2,634,222   AmSouth Bancorp. (AL)                                                                       45,176,907
     271,454   BancFirst Corp. (OK)                                                                        10,722,433
   2,042,280   BancWest Corp. (HI)                                                                         50,954,886
   2,973,673   Banknorth Group, Inc. (ME)                                                                  58,848,989
   2,313,045   BB&T Corp. (NC)                                                                             81,928,054
     198,900   Bryn Mawr Bank Corp. (PA)                                                                    5,648,760
     414,625   Centura Banks, Inc. (NC)                                                                    19,715,419
     939,989   Chittenden Corp. (VT)                                                                       28,199,670
     540,800   City National Corp. (CA)                                                                    20,901,920
     853,100   Colonial BancGroup, Inc. (AL)                                                               10,621,095
     584,197   Comerica, Inc. (MI)                                                                         30,045,252
   1,207,796   Commerce Bancshares, Inc. (MO)                                                              40,944,284
     189,052   Commercial Bankshares, Inc. (FL)                                                             3,629,798
     746,950   Community First Bankshares, Inc. (ND)                                                       15,693,419
   1,888,125   Compass Bancshares, Inc. (AL)                                                               43,691,212
   1,880,850   Cullen/Frost Bankers., Inc. (TX)                                                            60,187,200
     129,000   Drovers Bancshares Corp. (PA)                                                                3,289,500
      97,924   F & M National Corp. (VA)                                                                    3,696,631
   1,419,802   Fifth Third Bancorp (OH)                                                                    76,328,556
      74,844   First Citizens BancShares, Inc. (Class A) (NC)                                               7,057,789
     388,743   First Republic Bank* (CA)                                                                    8,552,346
   2,189,800   First Tennessee National Corp. (TN)                                                         71,540,766
   1,424,244   First Union Corp. (NC)                                                                      42,684,593
     250,737   F.N.B. Corp. (PA)                                                                            6,494,088
     549,240   Fulton Financial Corp. (PA)                                                                 11,061,694
     302,700   Hancock Holding Co. (MS)                                                                    11,653,950
     439,800   Hibernia Corp. (Class A) (LA)                                                                7,177,536
     468,759   Hudson United Bancorp. (NJ)                                                                 11,137,714
     801,000   Independent Bank Corp. (MA)                                                                 12,655,800
     589,653   M&T Bank Corp. (NY)                                                                         42,189,672
     651,480   Marshall & Ilsley Corp. (WI)                                                                32,873,681
     833,050   Mercantile Bankshares Corp. (MD)                                                            31,281,027
     230,300   Mississippi Valley Bancshares, Inc. (MO)                                                     8,083,530
   2,415,201   National Commerce Bancorp. (TN)                                                             60,162,657
   3,265,727   North Fork Bancorp., Inc. (NY)                                                              86,705,052
     266,889   Provident Bankshares Corp. (MD)                                                              5,972,976
     844,000   Regions Financial Corp. (AL)                                                                25,699,800
     169,800   Seacoast Banking Corp. (Class A) (FL)                                                        4,941,180
     286,863   Sky Financial Group, Inc. (OH)                                                               5,378,681
   1,292,650   SouthTrust Corp. (AL)                                                                       61,465,507
     258,000   State Street Corp. (MA)                                                                     26,775,240
     289,430   Sterling Bancshares, Inc. (TX)                                                               5,218,423
     669,693   Susquehanna Bancshares, Inc. (PA)                                                           12,114,746
   1,162,442   TCF Financial Corp. (MN)                                                                    44,207,669
     453,750   Texas Regional Bancshares, Inc. (Class A) (TX)                                              16,335,000
     332,575   TriCo Bancshares (CA)                                                                        5,387,715
     297,000   Trustmark Corp. (MS)                                                                         6,207,300
     664,800   UnionBanCal Corp. (CA)                                                                      20,302,992
     572,067   Union Planters Corp. (TN)                                                                   21,744,267
   4,166,487   U.S. Bancorp (MN)                                                                           88,246,195
     705,575   Westamerica Bancorp. (CA)                                                                   25,824,045
     427,300   Whitney Holding Corp. (LA)                                                                  17,049,270
     936,500   Zions Bancorp. (UT)                                                                         49,906,085

Thrifts  15.48%                                                                                           475,027,915
     245,000   Amvescap Plc, American Depositary Receipt, (UK)                                              8,942,500
     640,000   Astoria Financial Corp. (NY)                                                                37,030,400
     300,700   BostonFed Bancorp., Inc. (MA)                                                                6,292,147
   3,205,356   Charter One Financial, Inc. (OH)                                                            93,916,931
   1,167,000   Dime Bancorp., Inc. (NY)                                                                    38,919,450
     217,400   Dime Community Bancshares., Inc. (NY)                                                        6,391,560
      81,400   First Financial Holdings, Inc. (SC)                                                          1,640,210
     933,686   Golden State Bancorp., Inc.* (CA)                                                           27,823,843
   1,331,500   GreenPoint Financial Corp. (NY)                                                             48,999,200
   1,037,810   J.P. Morgan Chase & Co. (NY)                                                                49,794,124
     461,743   MAF Bancorp., Inc. (IL)                                                                     12,443,974
     500,000   MBNA Corp. (DE)                                                                             17,825,000
     340,000   T. Rowe Price Group, Inc. (MD)                                                              11,818,400
     922,860   Washington Federal, Inc. (WA)                                                               23,542,159
   1,795,474   Washington Mutual, Inc. (WA)                                                                89,648,017

Broker Services 1.83%                                                                                      56,172,500
     269,500   Goldman Sachs Group, Inc. (NY)                                                              24,551,450
     290,000   Legg Mason, Inc. (MD)                                                                       13,882,300
     287,500   Merrill Lynch & Co., Inc. (NY)                                                              17,738,750

Insurance 5.94%                                                                                           182,295,540
     962,500   American General Corp. (TX)                                                                 41,974,625
     560,500   Hartford Financial Services Group, Inc. (The) (CT)                                          34,807,050
     424,750   Jefferson Pilot Corp (NC)                                                                   19,818,835
     245,000   Marsh & McLennan Cos., Inc. (NY)                                                            23,627,800
     495,000   MBIA, Inc. (NY)                                                                             23,685,750
     282,500   MetLife, Inc. (NY)                                                                           8,192,500
     236,500   Protective Life Corp. (AL)                                                                   7,076,080
     610,000   Torchmark Corp. (AL)                                                                        23,112,900

Finance 2.64%                                                                                              80,880,380
     631,000   American Express Co. (NY)                                                                   26,779,640
     140,000   Capital One Financial Corp. (VA)                                                             8,800,400
     469,000   Fannie Mae (DC)                                                                             37,641,940
     240,000   Heller Financial, Inc. (IL)                                                                  7,658,400

                                                                             INTEREST        PAR VALUE
ISSUER, DESCRIPTION                                                              RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 6.43%                                                                             $197,146,000
(Cost $197,146,000)

Joint Repurchase Agreement 6.43%
Investment in a joint repurchase agreement transaction with
  Barclays Capital, Inc. -- Dated 04-30-01, due 05-01-01
  (Secured by U.S. Treasury Bonds, 6.125% thru 8.125%,
  due 08-15-19 thru 08-15-29)                                                    4.51%       $197,146     197,146,000

TOTAL INVESTMENTS 100.02%                                                                              $3,068,320,939

OTHER ASSETS AND LIABILITIES, NET (0.02%)                                                                   ($515,962)

TOTAL NET ASSETS 100%                                                                                  $3,067,804,977


* Non-income-producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the maximum
offering price
per share.


ASSETS
Investments at value
Unaffiliated issuers (cost $1,582,330,958)          $3,040,355,479
Affiliated issuers (cost $15,492,856)                   27,965,460
Cash                                                           267
Receivable for investments sold                          1,228,534
Receivable for shares sold                                 650,080
Dividends receivable                                     4,667,471
Interest receivable                                         24,712
Other assets                                               294,604

Total assets                                         3,075,186,607

LIABILITIES
Payable for investments purchased                        1,346,434
Payable for shares repurchased                           2,045,791
Payable to affiliates                                    3,484,615
Other payables and accrued expenses                        504,790

Total liabilities                                        7,381,630

NET ASSETS
Capital paid-in                                      1,275,626,376
Accumulated net realized gain on investments           320,417,671
Net unrealized appreciation of investments           1,470,497,125
Undistributed net investment income                      1,263,805

Net assets                                          $3,067,804,977

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($852,187,629 [DIV] 20,308,403 shares)              $41.96
Class B ($2,173,426,632 [DIV] 52,118,847 shares)            $41.70
Class C ($42,190,716 [DIV] 1,011,732 shares)                $41.70

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($41.96 [DIV] 95.0%)                              $44.17
Class C ($41.70 [DIV] 99.0%)                                $42.12

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2001
(unaudited).1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends
  (including $45,105 received from affiliated issuers
  and net of foreign withholding taxes of $4,239)      $39,819,508
Interest                                                 4,593,568

Total investment income                                 44,413,076

EXPENSES
Investment management fee                               11,644,326
Class A distribution and service fee                     1,239,845
Class B distribution and service fee                    11,028,147
Class C distribution and service fee                       199,510
Transfer agent fee                                       3,059,197
Accounting and legal services fee                          300,512
Custodian fee                                              220,996
Trustees' fees                                              91,892
Printing                                                    48,414
Miscellaneous                                               27,897
Registration and filing fees                                19,263
Auditing fee                                                18,369
Legal fees                                                  12,313

Total expenses                                          27,910,681

Net investment income                                   16,502,395

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments
  (including $2,557,717 gain on sales of
   investments in affiliated issuers)                  321,910,268
Change in unrealized appreciation (depreciation)
  on investments                                       (22,964,976)

Net realized and unrealized gain                       298,945,292

Increase in net assets from operations                $315,447,687

1 Semiannual period from 11-1-00 through 4-30-01.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period. The
difference reflects
earnings less
expenses,
any investment
gains and losses,
distributions paid
to shareholders
and any increase or
decrease in
money shareholders
invested in the
Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  10-31-00          4-30-01 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                          $48,017,371      $16,502,395

Net realized gain                              313,533,823      321,910,268
Change in net unrealized
  appreciation (depreciation)                 (965,368,431)     (22,964,976)
Increase (decrease) in net assets
  resulting from operations                   (603,817,237)     315,447,687

Distributions to shareholders
From net investment income
Class A                                        (16,932,055)      (6,474,375)
Class B                                        (31,809,025)      (9,867,406)
Class C                                           (299,402)        (169,555)
From net realized gain
Class A                                        (97,505,447)     (64,165,032)
Class B                                       (294,149,675)    (178,035,033)
Class C                                           (671,576)      (2,837,671)
                                              (441,367,180)    (261,549,072)

From fund share transactions                  (812,746,101)      19,904,120

NET ASSETS
Beginning of period                          4,851,732,760    2,994,002,242

End of period 2                             $2,994,002,242   $3,067,804,977

1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

2 Includes undistributed net investment income of $1,272,746 and $1,263,805, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-96    10-31-97    10-31-98    10-31-99    10-31-00     4-30-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $27.14      $33.99      $48.73      $50.34      $51.21      $41.44
Net investment income 2                         0.63        0.64        0.66        0.68        0.78        0.32
Net realized and unrealized
  gain (loss) on investments                    7.04       15.02        1.99        2.36       (5.49)       3.92
Total from
  investment operations                         7.67       15.66        2.65        3.04       (4.71)       4.24
Less distributions
From net investment income                     (0.60)      (0.61)      (0.65)      (0.70)      (0.81)      (0.33)
From net realized gain                         (0.22)      (0.31)      (0.39)      (1.47)      (4.25)      (3.39)
                                               (0.82)      (0.92)      (1.04)      (2.17)      (5.06)      (3.72)
Net asset value,
  end of period                               $33.99      $48.73      $50.34      $51.21      $41.44      $41.96
Total investment return 3 (%)                  28.78       46.79        5.33        6.24       (8.62)      11.19 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                 $861      $1,597      $1,500      $1,206        $788        $852
Ratio of expenses to average
  net assets (%)                                1.36        1.30        1.24        1.27        1.37        1.31 5
Ratio of net investment income
  to average net assets (%)                     2.13        1.55        1.23        1.33        2.01        1.58 5
Portfolio turnover (%)                             8           5           5           4           5          13



See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                10-31-96    10-31-97    10-31-98    10-31-99    10-31-00     4-30-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $27.02      $33.83      $48.48      $50.08      $50.94      $41.20
Net investment income 2                         0.42        0.35        0.30        0.35        0.50        0.18
Net realized and unrealized
  gain (loss) on investments                    7.01       14.95        1.97        2.36       (5.46)       3.90
Total from
  investment operations                         7.43       15.30        2.27        2.71       (4.96)       4.08
Less distributions
From net investment income                     (0.40)      (0.34)      (0.28)      (0.38)      (0.53)      (0.19)
From net realized gain                         (0.22)      (0.31)      (0.39)      (1.47)      (4.25)      (3.39)
                                               (0.62)      (0.65)      (0.67)      (1.85)      (4.78)      (3.58)
Net asset value,
  end of period                               $33.83      $48.48      $50.08      $50.94      $41.20      $41.70
Total investment return 3 (%)                  27.89       45.78        4.62        5.55       (9.26)      10.81 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               $2,409      $4,848      $4,507      $3,639      $2,172      $2,173
Ratio of expenses to
  average net assets (%)                        2.07        2.00        1.92        1.92        2.07        2.01 5
Ratio of net investment income
  to average net assets (%)                     1.42        0.84        0.56        0.68        1.31        0.89 5
Portfolio turnover (%)                             8           5           5           4           5          13


See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                10-31-99 6  10-31-00     4-30-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $50.77      $50.94      $41.20
Net investment income 2                         0.22        0.32        0.18
Net realized and unrealized
  gain (loss) on investments                    0.21       (5.28)       3.90
Total from
  investment operations                         0.43       (4.96)       4.08
Less distributions
From net investment income                     (0.26)      (0.53)      (0.19)
From net realized gain                            --       (4.25)      (3.39)
                                               (0.26)      (4.78)      (3.58)
Net asset value,
  end of period                               $50.94      $41.20       41.70
Total investment return 3 (%)                   0.87 4     (9.26)      10.81 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                   $7         $34         $42
Ratio of expenses to
  average net assets (%)                        1.97 5      2.07        2.01 5
Ratio of net investment income
  to average net assets (%)                     0.65 5      1.30        0.87 5
Portfolio turnover (%)                             4           5          13


1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

2 Based on the average of the shares outstanding at the end of each month.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Class C shares began operations on 3-1-99.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock Regional Bank Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation from a portfolio of equity securities of regional banks and lending institutions.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to withholding taxes, which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2001.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $675,543 with regard to sales of Class A shares. Of this amount, $320,788 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $331,588 was paid as sales commissions to unrelated broker-dealers and $23,167 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $108,235 with regard to sales of Class C shares. Of this amount, $107,663 was paid as sales commissions to unrelated broker-dealers and $572 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2001, CDSCs received by JH Funds amounted to $2,198,488 for Class B shares and $19,521 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2001, aggregated $383,257,467 and $741,941,910, respectively.

The cost of investments owned at April 30, 2001 (including short-term investments) for federal income tax purposes was $1,598,752,218. Gross unrealized appreciation and depreciation of investments aggregated $1,493,778,774 and $24,210,053, respectively, resulting in net unrealized appreciation of $1,469,568,721.

NOTE D
Fund share transactions

The listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                    YEAR ENDED 10-31-00                PERIOD ENDED 4-30-01 1
                               SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Sold                        4,727,605      $178,921,180         2,316,615       $95,526,353
Distributions
reinvested                  2,384,851        94,801,691         1,541,545        58,738,329
Repurchased               (11,631,382)     (436,243,811)       (2,574,474)     (105,731,645)
Net increase (decrease)    (4,518,926)    ($162,520,940)        1,283,686       $48,533,037

CLASS B SHARES
Sold                        6,513,223      $250,627,021         2,348,283       $93,275,421
Distributions
reinvested                  5,560,487       220,513,818         3,469,866       131,367,552
Repurchased               (30,813,483)   (1,146,976,880)       (6,405,857)     (260,694,454)
Net decrease              (18,739,773)    ($675,836,041)         (587,708)     ($36,051,481)

CLASS C SHARES
Sold                          845,921       $31,338,415           272,332       $11,064,190
Distributions
reinvested                     20,243           791,546            62,193         2,355,194
Repurchased                  (174,785)       (6,519,081)         (148,467)       (5,996,820)
Net increase                  691,379       $25,610,880           186,058        $7,422,564

NET INCREASE (DECREASE)   (22,567,320)    ($812,746,101)          882,036       $19,904,120

1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.



NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2001 is set forth below.

                                     BEGINNING        ENDING
                                     SHARE            SHARE              REALIZED          DIVIDEND               ENDING
AFFILIATE                            AMOUNT           AMOUNT             GAIN (LOSS)       INCOME                  VALUE
BostonFed Bancorp., Inc. (MA)
bought: none,
sold: 30,000 shares at $711,359        330,700         300,700             $467,838          $45,105          $6,292,147

Commercial Bankshares, Inc. (FL)
bought: none,
sold: 10,000 shares at $169,369        199,052         189,052               63,400               --           3,629,798

GA Financial, Inc. (PA)
bought: none,
sold: 334,500 shares at $4,149,201     334,500              --              446,295               --                  --

Independent Bank Corp. (MA)
bought: none,
sold: 19,000 shares at $301,990        820,000         801,000              104,865               --          12,655,800

North Valley Bancorp. (CA)
bought: none,
sold: 204,200 shares at $2,288,027     204,200              --            1,475,319               --                  --

TriCo Bancshares (CA)
bought: none, sold: none               332,575         332,575                   --               --           5,387,715

Totals                                                                   $2,557,717          $45,105         $27,965,460




FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President and
Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

James J. Stokowski
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of the John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

010SA  4/01
       6/01






John Hancock
Small Cap
Value
Fund

SEMI
ANNUAL
REPORT

4.30.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund
at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25

Dear Fellow Shareholders,

The stock market's downward spiral, which began last year with technology stocks, continued through the first quarter of 2001. The slowing economy and a parade of disappointing corporate earnings announcements provoked growing investor concern, and stock declines spread across all market sectors. However, April marked a turning point and the stock market made a comeback, particularly the tech-heavy Nasdaq Composite Index, which surged 15% in one month. There was a growing sense that the worst might be over for the economy, given the Federal Reserve's four interest-rate cuts between January and April totaling two percentage points, and more cuts expected. Even with April's rebound, the market remains volatile and indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia
tion by investing
primarily in
stocks of small-
capitalization
companies
believed to be
undervalued.

Over the last six months

* Small-cap value stocks held their ground in a volatile market environment.

* The Fund increased its stake in technology stocks to 30% of assets.

* The Fund focused on strong businesses that could deliver on their strategic plans even in the midst of a weakening economy.

[Bar chart with heading "John Hancock Small Cap Value Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2001." The chart is scaled in increments of 1% with -3% at the bottom and 0% at the top. The first bar represents the -2.30% total return for Class A. The second bar represents the -2.62% total return for Class B. The third bar represents the -2.62% total return for Class C. A note below the chart reads "The total returns are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.6%   Pegasus Communications
 4.3%   Covance
 4.0%   Aspen Technology
 3.9%   Alpha Industries
 3.9%   NTELOS
 3.9%   Bell & Howell
 3.7%   Hain Celestial Group
 3.5%   Vicor
 3.4%   Pathmark Stores
 3.3%   XM Satellite Radio Holdings (Class A)

As a percentage of net assets on April 30, 2001.



BY TIMOTHY E. QUINLISK, CFA, PORTFOLIO MANAGEMENT TEAM LEADER,
AND R. SCOTT MAYO, CFA, PORTFOLIO MANAGER

John Hancock
Small Cap Value Fund

MANAGERS'
REPORT

Small-cap stocks held up fairly well during the most recent leg of the broad market decline. The Russell 2000 Index returned -1.77% for the six months ended April 30, 2001, compared with a -12.06% return for the Standard & Poor's 500 Index. Gains in the small-cap sector came from traditional value areas, such as financials, energy, utilities and health care. These sectors did well as continued economic uncertainty led investors to abandon momentum-driven growth stocks and refocus on valuation (or stock prices relative to earnings and other measures). Earnings disappointments and deteriorating business conditions, however, kept most stock prices headed down throughout the period. Interest-rate cuts, totaling two percentage points during the first four months of 2001, had little immediate effect on the economy or the market. Stock prices bounced up in April as investors began seeing the first signs that business was not getting any worse. But the market remained in transition, as investors waited for more evidence that the economic cycle had reached bottom.

"For the first time in
 over two years, there
 was real value in the
 more growth-oriented
 technology and telecom
 munications sectors."

PERFORMANCE SCORECARD

In this environment, John Hancock Small Cap Value Fund stayed the course by investing in great businesses whose stocks were selling at a discount compared with the companies' true value. The Fund's Class A, Class B and Class C shares returned -2.30%, -2.62% and -2.62%, respectively, at net asset value, for the six months ended April 30, 2001. By comparison, the average small-cap core fund returned 1.99%, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please turn to pages six and seven. The Fund lagged its peers because of above-average investments in technology and telecommunications and below-average investments in the better-performing classic value sectors.

[A photo of Team leader Timothy Quinlisk flush right next to first paragraph.]

SHIFT TOWARD TECHNOLOGY

For the first time in over two years, there was real value in the more growth-oriented technology and telecommunications sectors. We rebuilt our technology stake to about 30% of assets, expecting these stocks to take a while to rebound. Fortunately, we tend to be patient, long-term investors. In October 1998, the Asian financial crisis allowed us to buy some great technology-oriented names at cheap prices, which later rallied nicely. During the recent period, our tech stocks as a group rose modestly during a time when the sector declined 30% or more. We owned some tech stocks that returned 25% over the recent period, including Electronics for Imaging, which sells software to enhance the speed of copiers and printers; Bell & Howell, which provides information solutions software; and NOVA, a transactions processor that targets small to midsize companies. Many of our technology-related stocks, however, sank as near-term demand weakened. Among them were Aspen Technology, a software company; Vicor, which supplies electrical power components; ANTEC, which makes equipment for cable telephone services; and Alpha Industries, a wireless semiconductor company.

"We also invested heavily
 in the battered communi-
 cations services area..."

SIZABLE STAKE IN TELECOM

We also invested heavily in the battered communications services area, where we see significant upside potential as demand grows for faster voice and data delivery. Unfortunately, many companies -- like Motient, which operates a paging network and other satellite ventures -- fell sharply as funding concerns overrode business strengths. In addition, the slowing economy hurt companies such as Pegasus Communications, which provides direct television satellite services. Many of our telecom investments, however, declined only modestly for the period, including NTELOS, a wireless company that is growing its subscriber base in the Virginia area, and Commonwealth Telephone Enterprises, a phone company serving rural eastern Pennsylvania. Another standout was AirGate PCS, a wireless provider in the Southeast, which we bought during the period and then watched rebound as investors recognized how much the business was growing.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Telecommunications 19%, second is Computers 17%, the third Electronics 13%, the fourth Medical 9% and the fifth is Media 7%.]

WINNERS AND LOSERS

Some of our best gains came from businesses that attracted investor interest because they were able to meet expectations despite the economic slowdown. ACNielsen, a leading global consumer market research company, was bought out at a premium during the period. Career Education, a for-profit education company, benefited from predictable revenues and earnings in a time of uncertainty. Other companies improved their earnings outlooks. They included Six Flags (also known as Premier Parks), a leading theme park operator, which undertook major initiatives to boost profitability and leverage its national brand; Pittston Brink's Group, which is focusing on its security business while selling and restructuring its non-core coal and air freight companies; and Covance, a clinical research company that is also in the midst of restructuring. By contrast, other companies suffered from softening demand, including Hain Celestial Group, a health-food company that also experienced difficulties integrating its recent Celestial acquisition, and Alpharma, a pharmaceutical company which suffered amid the global slowdown for animal health products.

"...there are signs that
 stocks could be at or
 near a bottom."

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Hain Celestial Group followed by a down arrow with the phrase "Softening demand for health foods." The second listing is Vicor followed by a down arrow with the phrase "Slowdown in capital spending." The third listing is Covance followed by an up arrow with the phrase "Restructuring and improved demand."]

OPPORTUNISTIC OUTLOOK

The economy continues to show signs of weakness, which will most likely linger until recent interest-rate cuts take effect. Fortunately, there are signs that stocks could be at or near a bottom. But even if the market is up from here, there will undoubtedly be more volatility. Our strategy will be to take advantage of any volatility and remain patient. We expect the investments we're making today to boost returns in a year or two. Although there are still many attractive valuations in the small-cap sector, this is a challenging time because the traditional value sectors have done so well recently. We'll continue looking for value in non-traditional value areas like technology and telecommunications. We also like media stocks, given their current valuations and the possibility of stronger spending on advertising in an improved economy. While we remain optimistic about these and other areas, we think it's important to temper expectations, recognizing that the astronomical gains of previous years will be hard to repeat.

"Our strategy will be to take
 advantage of any volatility
 and remain patient."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
April 30, 2001.

The index used for
comparison is the
Russell 2000 Index,
an unmanaged small-
cap index composed
of 2,000 U.S. stocks.

It is not possible to
invest in an index.

                              Class A      Class B      Class C      Index
Inception date                 1-3-94       1-3-94       5-1-98         --

Average annual returns with maximum sales charge (POP)
One year                      -13.06%     -13.24%     -10.81%       -2.86%
Five years                     19.01%      19.22%         --         8.26%
Since inception                17.88%      17.88%      19.13%           --

Cumulative total returns with maximum sales charge (POP)
Six months                     -7.18%      -7.07%      -4.49%       -1.77%
One year                      -13.06%     -13.24%     -10.81%       -2.86%
Five years                    138.72%     140.80%         --        48.73%
Since inception               233.51%     233.41%      69.00%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 2000 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Value Fund, before sales charge, and is equal to $35,117 as of April 30, 2001. The second line represents the value of the same hypothetical investment made in the John Hancock Small Cap Value Fund, after sales charge, and is equal to $33,351 as of April 30, 2001. The third line represents the Index and is equal to $20,767 as of April 30, 2001.

                                                 Class B 1    Class C 1
Inception date                                    1-3-94       5-1-98
Without sales charge                             $33,341      $17,076
With maximum sales charge                             --      $16,906
Index                                            $20,767      $10,439

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2001
(unaudited).

This schedule has one main category: common stocks, which are broken down by industry group.


  SHARES      ISSUER                                                                                            VALUE
COMMON STOCKS 101.51%                                                                                    $702,023,925
(Cost $718,477,908)

Advertising 1.45%                                                                                         $10,036,495
    346,000   Penton Media, Inc.                                                                            6,816,200
    240,500   Ventiv Health, Inc.*                                                                          3,220,295

Aerospace 0.69%                                                                                             4,759,335
    364,700  Innovative Solutions & Support,
             Inc.*                                                                                          4,759,335

Broker Services 0.89%                                                                                       6,156,725
    191,500   Jefferies Group, Inc.                                                                         6,156,725

Business Services -- Misc. 3.30%                                                                           22,825,103
    354,400   Iron Mountain, Inc.*                                                                         12,811,560
    472,500   Sensormatic Electronics Corp.*                                                                6,851,250
  1,200,000   Student Advantage Securities (R)                                                              3,162,293

Computers 17.26%                                                                                          119,358,451
  1,301,800   Aspen Technology, Inc.*                                                                      27,415,908
    847,000   Aware, Inc.*                                                                                  6,792,940
  1,029,750   Bell & Howell Co.*                                                                           26,773,500
    642,700   Electronics for Imaging, Inc.*                                                               17,867,060
    394,150   Hyperion Solutions Corp.*                                                                     6,625,661
    680,750   Parametric Technology Corp.*                                                                  7,760,550
    643,750   Portal Software, Inc.*                                                                        5,665,000
  1,132,400   Student Advantage, Inc.*                                                                      3,034,832
  2,747,000   UNOVA, Inc.*                                                                                  8,790,400
  1,081,550   Viant Corp.*                                                                                  2,801,215
    207,375   Wind River Systems, Inc.*                                                                     5,831,385

Containers 1.13%                                                                                            7,833,693
    560,350   Pactiv Corp.*                                                                                 7,833,693

Diversified Operations 3.69%                                                                               25,514,325
    960,000   Pittston Brink's Group                                                                       20,448,000
    200,250   ESCO Technologies, Inc.*                                                                      5,066,325

Electronics 13.12%                                                                                         90,709,128
  1,095,750   Alpha Industries, Inc.                                                                       26,922,577
    594,000   Axcelis Technologies, Inc.*                                                                   8,915,940
    350,000   Micro Component Technology, Inc.*                                                             1,130,500
    758,654   MKS Instruments, Inc.*                                                                       19,125,667
    469,636   Three-Five Systems, Inc.*                                                                     7,490,694
    700,000   Viasystems Group, Inc.*                                                                       2,800,000
    972,950   Vicor Corp.*                                                                                 24,323,750

Finance 5.13%                                                                                              35,499,398
    922,800   NOVA Corp.*                                                                                  20,910,648
  1,375,000   Sovereign Bancorp, Inc.                                                                      14,588,750

Food 4.14%                                                                                                 28,628,935
    603,700   Galaxy Nutritional Foods, Inc.*                                                               2,777,020
  1,033,250   Hain Celestial Group, Inc.*                                                                  25,851,915

Insurance 0.75%                                                                                             5,213,220
    114,000   StanCorp Financial Group, Inc.                                                                5,213,220

Media 7.16%                                                                                                49,536,810
    258,600   Cumulus Media, Inc. (Class A)*                                                                2,143,794
  1,322,850   Pegasus Communications Corp.*                                                                31,497,059
    536,150   Radio One, Inc. (Class D)*                                                                    9,275,395
    943,100   Regent Communications, Inc.*                                                                  6,620,562

Medical 9.23%                                                                                              63,840,990
    674,000   Alpharma, Inc. (Class A)                                                                     15,245,880
  1,823,400   Covance, Inc.*                                                                               29,994,930
     50,000   Cyberonics, Inc.*                                                                               570,000
    600,000   Cyberonics, Inc.* (R)                                                                         6,840,000
    113,000   DENTSPLY International, Inc.                                                                  4,427,340
    388,000   I-STAT Corp.*                                                                                 6,762,840

Oil & Gas 2.32%                                                                                            16,056,000
    102,500   Marine Drilling Cos., Inc.*                                                                   3,071,925
    157,500   Newpark Resources, Inc.*                                                                      1,460,025
    391,000   Petroleum Geo-Services ASA,
              American Depositary Receipt (ADR)*
              (Norway)                                                                                      4,250,170
    172,000   Precision Drilling Corp.* (Canada)                                                            7,273,880

Resorts / Theme Parks 3.03%                                                                                20,965,864
    955,600   Six Flags, Inc.                                                                              20,965,864

Retail 4.51%                                                                                               31,202,800
  1,220,200   Pathmark Stores, Inc.*                                                                       23,183,800
  1,100,000   Rite Aid Corp.*                                                                               8,019,000

Schools / Education 2.80%                                                                                  19,374,680
    384,800   Career Education Corp.*                                                                      19,374,680

Telecommunications 18.96%                                                                                 131,094,023
    470,000   AirGate PCS, Inc.*                                                                           18,612,000
    971,200   Alaska Communications Systems
              Holdings, Inc.*                                                                               5,487,280
  1,249,350   ANTEC Corp.*                                                                                 10,294,644
    207,420   Commonwealth Telephone
              Enterprises, Inc.*                                                                            7,019,093
    162,500   CT Communications, Inc.                                                                       2,305,875
  2,427,500   CTC Communications Group, Inc.*                                                              14,200,875
    750,000   Lightbridge, Inc.*                                                                           10,027,500
  1,745,000   Motient Corp.*                                                                                1,867,150
  1,365,700   NTELOS, Inc.*                                                                                27,477,884
    205,850   SBA Communications Corp.*                                                                     7,017,427
    247,000   TeleCorp PCS, Inc.*                                                                           3,979,170
  2,606,300   XM Satellite Radio Holdings, Inc.
              (Class A)*                                                                                   22,805,125

Waste Disposal Service & Equip. 1.94%                                                                      13,417,950
  1,474,500   Casella Waste Systems, Inc.*                                                                 13,417,950

TOTAL INVESTMENTS 101.51%                                                                                $702,023,925

OTHER ASSETS AND LIABILITIES, NET (1.51%)                                                                ($10,444,701)

TOTAL NET ASSETS 100%                                                                                    $691,579,224


  * Non-income-producing security.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,002,293, or 1.45% of net assets as of April 30, 2001.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

April 30, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value
Unaffiliated issuers (cost $612,347,580)                         $621,345,071
Affiliated issuers (cost $106,130,328)                             80,678,854
Receivable for investments sold                                       672,960
Receivable for shares sold                                          3,008,179
Dividends and interest receivable                                      34,376
Other assets                                                            3,896

Total assets                                                      705,743,336

LIABILITIES
Due to custodian                                                    4,318,729
Payable for investments purchased                                   9,046,152
Payable for shares repurchased                                        401,755
Payable to affiliates                                                 388,098
Other payables and accrued expenses                                     9,378

Total liabilities                                                  14,164,112

NET ASSETS
Capital paid-in                                                   705,885,960
Accumulated realized gain on investments
and foreign currency transactions                                   6,524,305
Net unrealized depreciation of investments                        (16,453,983)
Accumulated net investment loss                                    (4,377,058)

Net assets                                                       $691,579,224

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($350,609,739 [DIV] 17,729,917 shares)                         $19.78
Class B ($272,701,731 [DIV] 14,230,775 shares)                         $19.16
Class C ($68,267,754 [DIV] 3,562,885 shares)                           $19.16

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($19.78 [DIV] 95%)                                           $20.81
Class C ($19.16 [DIV] 99%)                                             $19.35

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.




OPERATIONS

For the period ended
April 30, 2001
(unaudited).1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends                                                            $258,741
Securities lending income                                             187,784
Interest                                                              143,147

Total investment income                                               589,672

EXPENSES
Investment management fee                                           2,107,000
Class A distribution and service fee                                  454,240
Class B distribution and service fee                                1,216,721
Class C distribution and service fee                                  279,146
Transfer agent fee                                                    689,508
Accounting and legal services fee                                      58,888
Custodian fee                                                          47,406
Interest expense                                                       36,417
Registration and filing fees                                           25,072
Auditing fee                                                           13,890
Printing                                                               12,702
Trustees' fees                                                         11,986
Miscellaneous                                                           9,935
Legal fees                                                              2,203

Total expenses                                                      4,965,114

Net investment loss                                                (4,375,442)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments (including net realized gain of $319,382 on
sales of investments in affiliated issuers)                         9,567,488
Foreign currency transactions                                          (2,818)
Change in net unrealized appreciation (depreciation)
on investments                                                    (17,939,560)

Net realized and unrealized loss                                   (8,374,890)

Decrease in net assets from operations                           ($12,750,332)

1 Semiannual period from 11-1-00 through 4-30-01.

See notes to
financial statements.




CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period.
The difference
reflects earnings
less expenses,
any investment
gains and losses,
distributions paid
to shareholders
and any increase
or decrease in
money share
holders invested
in the Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  10-31-00          4-30-01 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                            ($4,501,183)     ($4,375,442)

Net realized gain                               55,263,992        9,564,670
Change in net unrealized
appreciation (depreciation)                    (19,598,936)     (17,939,560)
Increase (decrease) in net assets
resulting from operations                       31,163,873      (12,750,332)

Distributions to shareholders
From net realized gain
Class A                                         (4,269,349)     (22,774,955)
Class B                                         (6,425,707)     (21,074,593)
Class C                                           (367,562)      (4,195,342)
                                               (11,062,618)     (48,044,890)

From fund share transactions                   423,424,243      178,226,915

NET ASSETS
Beginning of period                            130,622,033      574,147,531

End of period 2                               $574,147,531     $691,579,224

1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

2 Includes accumulated net investment loss of $1,616 and $4,377,058, respectively.

See notes to
financial statements.




CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                12-31-95    12-31-96    12-31-97    10-31-98 1  10-31-99    10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $8.99      $10.39      $10.32      $12.27      $10.82      $17.27      $22.07
Net investment income (loss)3                   0.21        0.14        0.06        0.02       (0.09)      (0.18)      (0.11)
Net realized and unrealized
gain (loss) on investments                      1.60        1.17        2.52       (1.47)       6.67        6.35       (0.37)
Total from
investment operations                           1.81        1.31        2.58       (1.45)       6.58        6.17       (0.48)
Less distributions
From net investment income                     (0.20)      (0.14)      (0.03)         --          --          --          --
From net realized gain                         (0.21)      (1.24)      (0.60)         --       (0.13)      (1.37)      (1.81)
                                               (0.41)      (1.38)      (0.63)         --       (0.13)      (1.37)      (1.81)
Net asset value,
end of period                                 $10.39      $10.32      $12.27      $10.82      $17.27      $22.07      $19.78
Total return 4 (%)                            20.265      12.915      25.255      (11.82)5,6  61.395       37.75       (2.30) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $13         $16         $21         $23         $52        $276        $351
Ratio of expenses to
average net assets (%)                          0.98        0.99        0.99        1.01 7      1.39        1.36       1.307
Ratio of adjusted expenses
to average net assets 8 (%)                     1.85        1.70        1.59        1.62 7      1.54          --          --
Ratio of net investment
income (loss) to average
net assets (%)                                  2.04        1.31        0.47        0.25 7     (0.67)      (0.77)      (1.11) 7
Portfolio turnover (%)                             9          72         140          69         140          36          36




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                12-31-95    12-31-96    12-31-97    10-31-98 1  10-31-99    10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $9.00      $10.38      $10.31      $12.21       $10.71      $16.98      $21.51
Net investment income (loss)3                   0.12        0.07       (0.03)      (0.04)       (0.18)      (0.31)      (0.17)
Net realized and unrealized
gain (loss) on investments                      1.59        1.17        2.53       (1.46)        6.58        6.21       (0.37)
Total from
investment operations                           1.71        1.24        2.50       (1.50)        6.40        5.90       (0.54)
Less distributions
From net investment income                     (0.12)      (0.07)         --          --           --          --          --
From net realized gain                         (0.21)      (1.24)      (0.60)         --        (0.13)      (1.37)      (1.81)
                                               (0.33)      (1.31)      (0.60)         --        (0.13)      (1.37)      (1.81)
Net asset value,
end of period                                 $10.38      $10.31      $12.21      $10.71       $16.98      $21.51      $19.16
Total return 4 (%)                            19.115      12.145      24.415      (12.29) 5,6  60.335       36.73       (2.62) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $17         $22         $35         $31          $75        $249        $273
Ratio of expenses to
average net assets (%)                          1.73        1.69        1.69       1.717         2.06        2.06        2.00 7
Ratio of adjusted expenses
to average net assets 8 (%)                     2.60        2.40        2.29       2.327         2.21          --          --
Ratio of net investment
income (loss) to average
net assets (%)                                  1.21        0.62       (0.24)      (0.45) 7     (1.34)      (1.38)      (1.80) 7
Portfolio turnover (%)                             9          72         140          69          140          36          36


See notes to
financial statements.



CLASS C SHARES

PERIOD ENDED                                10-31-98 9  10-31-99    10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $13.39       $10.71        $16.97      $21.51
Net investment loss 3                                        (0.03)       (0.19)        (0.34)      (0.17)
Net realized and unrealized
  gain (loss) on investments                                 (2.65)        6.58          6.25       (0.37)
Total from investment operations                             (2.68)        6.39          5.91       (0.54)
Less distributions
From net realized gain                                          --        (0.13)        (1.37)      (1.81)
Net asset value, end of period                              $10.71       $16.97        $21.51      $19.16
Total return 4 (%)                                          (20.01) 5,6   60.24 5       36.82       (2.62) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                         -- 10        $4           $49         $68
Ratio of expenses to average net assets (%)                   1.71 7       2.09          2.07        2.00 7
Ratio of adjusted expenses to average net assets 8 (%)        2.32 7       2.25            --          --
Ratio of net investment loss to average net assets (%)       (0.54) 7     (1.43)        (1.50)      (1.81) 7
Portfolio turnover (%)                                          69          140            36          36


1 Effective 10-31-98, the fiscal year end changed from December 31 to October 31.

2 Semiannual period from 11-1-01 through 4-30-01. Unaudited.

3 Based on the average of the shares outstanding at the end of each month.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 The total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Class C shares began operations on 5-1-98.

10 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock Small Cap Value Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain
(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $2,966,000, and the weighted average interest rate was 6.06%. Interest expense includes $493 paid under the line of credit. There was no outstanding borrowing under the line of credit on April 30, 2001.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2001, the Fund loaned securities having a market value of $53,450,856 collateralized by securities in the amount of $54,790,876.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had no open forward foreign currency exchange contracts at April 30, 2001.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of 0.70% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $756,676 with regard to sales of Class A shares. Of this amount, $129,570 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $587,813 was paid as sales commissions to unrelated broker-dealers and $39,293 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $154,655 with regard to sales of Class C shares. Of this amount, $148,531 was paid as sales commissions to unrelated broker-dealers and $6,124 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2001, CDSCs received by JH Funds amounted to $276,993 for Class B shares and $41,453 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen-sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compen-sation Plan investments had no impact on the operations of the Fund.

NOTE C
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2001, aggregated $378,032,471 and $218,095,155, respectively.

The cost of investments owned at April 30, 2001 (including short-term investments) for federal income tax purposes was $719,574,923. Gross unrealized appreciation and depreciation of investments aggregated $118,663,412 and $136,214,410, respectively, resulting in net unrealized depreciation of $17,550,998.

NOTE D
Fund share transactions

The listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                   YEAR ENDED 10-31-00                PERIOD ENDED 4-30-01 1
                              SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Sold                      13,252,711      $306,712,105         8,542,904      $165,736,854
Distributions
reinvested                   221,599         3,908,920           952,848        19,028,489
Repurchased               (3,962,243)      (91,425,410)       (4,273,660)      (82,224,256)
Net increase               9,512,067      $219,195,615         5,222,092      $102,541,087

CLASS B SHARES
Sold                       9,065,610      $201,422,685         3,773,433       $70,722,084
Distributions
reinvested                   286,237         4,953,134           808,237        15,687,900
Repurchased               (2,199,261)      (48,686,548)       (1,927,070)      (35,261,013)
Net increase               7,152,586      $157,689,271         2,654,600       $51,148,971

CLASS C SHARES
Sold                       2,268,701       $51,415,807         1,603,206       $30,058,147
Distributions
reinvested                    13,580           234,874           144,981         2,814,083
Repurchased                 (226,965)       (5,111,324)         (462,970)       (8,335,373)
Net increase               2,055,316       $46,539,357         1,285,217       $24,536,857

NET INCREASE              18,719,969      $423,424,243         9,161,909      $178,226,915


1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.



NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended April 30, 2001 is set forth below.


                                             BEGINNING         ENDING
                                             SHARE             SHARE              REALIZED       ENDING
AFFILIATE                                    AMOUNT            AMOUNT             GAIN (LOSS)    VALUE
CTC Communications Group, Inc.
bought: 1,133,000 shares at $6,947,121
sold: 15,000 shares at $531,624              1,309,500         2,427,500         ($319,382)      $14,200,875

Casella Waste Systems, Inc.
bought: 455,000 shares at $3,486,071
sold: none                                   1,019,500         1,474,500                --        13,417,950

Galaxy Nutritional Foods, Inc.
bought: 603,700 shares at $2,107,401
sold: none                                          --           603,700                --         2,777,020

NTELOS, Inc. 1
bought: 687,700 shares at $12,502,106
sold: none                                     644,000         1,331,700                --        27,477,884

XM Satellite Radio Holdings, Inc. (Class A)
bought: 2,606,300 shares at $24,644,703
sold: none                                          --         2,606,300                --        22,805,125

Totals                                                                           ($319,382)      $80,678,854


1 Name changed from CFW Communications Co. effective December 6, 2000.


FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

James J. Stokowski
Vice President
and Treasurer

Thomas H. Connors
Vice President
and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
Investors Bank and Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

 1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of the shareholders of the John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

370SA  4/01
       6/01






John Hancock
Financial
Industries
Fund

SEMI
ANNUAL
REPORT

4.30.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund
at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 29

Dear Fellow Shareholders,

The stock market's downward spiral, which began last year with technology stocks, continued through the first quarter of 2001. The slowing economy and a parade of disappointing corporate earnings announcements provoked growing investor concern, and stock declines spread across all market sectors. However, April marked a turning point and the stock market made a comeback, particularly the tech-heavy Nasdaq Composite Index, which surged 15% in one month. There was a growing sense that the worst might be over for the economy, given the Federal Reserve's four interest-rate cuts between January and April totaling two percentage points, and more cuts expected. Even with April's rebound, the market remains volatile and indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund
seeks capital
appreciation by
investing
primarily in stocks
of U.S. and foreign
financial services
companies.

Over the last six months

* The economy slowed precipitously and the stock market fell.

* High-priced and market-sensitive financial stocks were hit hard, and the Fund's overweightings there hurt relative performance.

* The Fund increased its stake in interest-rate sensitive banks and finance companies.

[Bar chart with heading "John Hancock Financial Industries Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2001." The chart is scaled in increments of 2% with -10% at the bottom and 2% at the top. The first bar represents the -8.19% total return for Class A. The second bar represents the -8.50% total return for Class B. The third bar represents the -8.51% total return for Class C. The fourth bar represents the 0.11%* total return for Class I. A note below the chart reads "Total returns are at net asset value with all distributions reinvested. *From inception March 1, 2001 through April 30, 2001."]

Top 10 holdings

 4.1%   Citigroup
 4.0%   Fifth Third Bancorp
 3.8%   American International Group
 3.8%   AFLAC
 3.7%   General Electric
 3.4%   Marsh & McLennan
 3.2%   Fannie Mae
 3.1%   State Street
 3.1%   Wells Fargo
 3.0%   Lehman Brothers

As a percentage of net assets on April 30, 2001.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND THOMAS
M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
Financial Industries Fund

MANAGERS'
REPORT

It was a difficult six months for the stock market, which lost ground and was fraught with heightened volatility. An economy that slowed precipitously and a barrage of corporate earnings disappointments turned investors into bears.

"Financial stocks held up
 better than the market
 as a whole..."

In response to the sagging economy, the Federal Reserve reversed course and cut interest rates by two percentage points between January and the end of April in a bid to avoid a recession. Financial stocks held up better than the market as a whole, but it was primarily on the strength of a strong rally in bank stocks in the last two months of 2000 in anticipation of rate cuts. And with the market growing increasingly dicey, other financial companies connected to the stock market, like asset managers and brokerage houses, suffered, as did those whose stocks had run up the most by late last year. This year, once a brief January rally ended, most financial stocks were volatile but wound up staying flat. For the six months ended April 30, 2001, the Standard & Poor's Financial Index lost 3.69%, while the Standard & Poor's 500 fell by 12.06%.

FUND PERFORMANCE

For the six months ended April 30, 2001, John Hancock Financial Industries Fund's Class A, Class B and Class C shares posted total returns of -8.19%, -8.50% and -8.51%, respectively, at net asset value. That compared with the 1.72% return of the average financial services fund, according to Lipper, Inc. 1 Class I shares, which were launched on March 1, 2001, returned 0.11% from inception through April 30, 2001. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[A photo of Team leader Jim Schmidt flush right next to first paragraph.]

BROKERS, ASSET MANAGERS STRUGGLE

Our overweighting in brokerage firms and asset managers, which helped us significantly outperform our peers last year, accounted for our relative performance lag in this period. That included brokerage and investment banking firms Charles Schwab, Merrill Lynch and Morgan Stanley, whose fundamentals deteriorated as trading, IPO and merger activity slowed in the negative market environment. Marsh & McLennan, with its Putnam asset manager subsidiary, and American Express were similarly affected.

"We also moved to boost
 our stake in U.S. banks..."

While we moved to cut our stake in these market-sensitive stocks, we did not do so aggressively enough because we did not anticipate the extent of the market's decline, in particular the tech-heavy Nasdaq Composite Index, which ended the period down 58% from its March 2000 high. But we believe the securities business has bottomed and will only begin to look better later this year as the economy stabilizes with lower rates.

INSURANCE

Several of our larger insurance company stocks, which had been among our best performers last year, also sold off, not because of any fundamental changes, but simply because their valuations, as measured by price-earnings ratios, had become too high for value-conscious investors. Two examples were American Insurance Group (AIG) and AFLAC, which were hit despite their better-than-expected numbers and rising earnings growth. Furthering the consolidation trend among life insurers, AIG made a successful bid for American General during the period.

We continued to shift our insurance assets from life insurance companies to property and casualty companies, since the pricing environment is improving for property and casualty names like Allstate and Ace, Ltd. Life insurance companies, on the other hand, face some challenges the property and casualty companies don't. These include stock-market and economic sensitivity, a rash of new demutualization offerings that have put pressure on stock prices, and the potential passage of estate tax reform legislation that could dampen variable life sales.

[Table at top left-hand side of page entitled "Top industrial classifications." The first listing is Banks-superregional 13%, the second is Insurance-property & casualty 12%, the third Banks-money center 11%, the fourth Broker services 11%, and the fifth
Finance-consumer loans 11%.]

BANKS, FINANCE COMPANIES BOOSTED

We also moved to boost our stake in U.S. banks, since we had previously been significantly underweighted there and anticipated that falling rates would lift the stocks. We increased our exposure to the more interest-rate sensitive, less expensive banks, and they did well, including Fund holding Washington Mutual. On the other hand, our emphasis on trust banks with less interest-rate sensitivity, like State Street and Northern Trust, held us back this period after serving us so well last year. Like some of our premium insurance names, their higher valuations put them out of investor favor.

"Several of our larger
 insurance company
 stocks...also sold off..."

Our effort to increase the Fund's exposure to stocks sensitive to falling interest rates also prompted us to take a larger position in Golden West, a savings and loan, as well as Fannie Mae and Household International. They were both near the top of our performance chart as loan and mortgage activity picked up. Toward the end of the period, we also bought General Electric at an attractive price so that we could tap into its subsidiary General Electric Credit Corp., a well-managed company that provides a range of financial services including consumer and commercial lending and life insurance. It also served us well.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Household International followed by an up arrow with the phrase "Falling rates and improving credit quality." The second listing is Charles Schwab followed by a down arrow with the phrase "Declining stock market hurts earnings." The third listing is Ambac Financial Group followed by a sideways arrow with the phrase "Stable growth business in mortgage insurance."]

REITS, FOREIGN HOLDINGS CUT

We upped our bank and finance company stakes by taking profits and nearly eliminating our position in real estate investment trusts, which did well last year as the robust economy helped boost rents and push vacancy rates to a minimum. At the same time that we cut our foreign holdings, we also shifted our emphasis there to asset managers such as Julius Baer. They stand to benefit most from the move in Europe to privatize pension funding.

"...we expect the U.S.
 economy to avoid a
 recession and produce
 modest growth for the rest
 of 2001."

OUTLOOK

With the outlook for further interest-rate cuts all but certain, we expect the U.S. economy to avoid a recession and produce modest growth for the rest of 2001. Once investors become more confident in this scenario, we anticipate a pickup in trading, underwriting and merger activity. This bodes well for all financial services stocks, including the banks with exposure to market-related revenues, and we believe the Fund is well-positioned to benefit from the upturn.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2001.

The index used for
comparison is the
Standard & Poor's
500 Index, an
unmanaged index
that includes 500
widely traded
common stocks.

It is not possible to
invest in an index.

                      Class A      Class B      Class C      Class I 1    Index
Inception date        3-14-96      1-14-97       3-1-99       3-1-01        --

Average annual returns with maximum sales charge (POP)
One year               10.51%       10.57%       13.35%          --     -12.97%
Five years             14.62%          --           --           --      15.56%
Since inception        16.98%       11.27%        6.82%        0.11% 2      --

Cumulative total returns with maximum sales charge (POP)
Six months            -12.78%      -13.08%      -10.32%          --     -12.06%
One year               10.51%       10.57%       13.35%          --     -12.97%
Five years             97.86%          --           --           --     106.09%
Since inception       123.50%       58.14%       15.36%        0.11%        --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain institutional investors.

2 Not annualized.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund, before sales charge, and is equal to $23,534 as of April 30, 2001. The second line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $22,350 as of April 30, 2001. The third line represents the Index and is equal to $21,114 as of April 30, 2001.

                                    Class B      Class C 1    Class I 2
Inception date                      1-14-97       3-1-99       3-1-01
Without sales charge                $16,014      $11,654     $250,270
With maximum sales charge           $15,814      $11,537           --
Index                               $17,923      $10,354     $252,354

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, and a $250,000 investment in Class I shares, as of April 30, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain institutional investors.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2001
(unaudited).

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's cash position, are listed last.

  SHARES       ISSUER                                                                                           VALUE
COMMON STOCKS 98.63%                                                                                   $2,554,352,438
(Cost $2,009,599,483)

Banks -- Foreign 3.28%                                                                                    $84,888,955
     750,000   Banco Popular Espanol SA (Spain)                                                            26,756,025
       6,550   Julius Baer Holding Ltd. (Class B) (Switzerland)                                            28,392,347
   2,861,102   Lloyds TSB Group Plc (United Kingdom)                                                       29,740,583

Banks -- Midwest 3.95%                                                                                    102,400,704
   1,904,775   Fifth Third Bancorp                                                                        102,400,704

Banks -- Money Center 10.51%                                                                              272,218,017
   1,273,500   Bank of New York Co., Inc.                                                                  63,929,700
   2,142,345   Citigroup, Inc.                                                                            105,296,257
   1,200,000   First Union Corp.                                                                           35,964,000
   1,397,000   J.P. Morgan Chase & Co.                                                                     67,028,060

Banks -- Northeast 3.12%                                                                                   80,725,273
     777,850   State Street Corp.                                                                          80,725,273

Banks -- Southeast 1.69%                                                                                   43,708,280
   1,234,000   BB&T Corp.                                                                                  43,708,280

Banks -- Superregional 12.52%                                                                             324,174,459
   1,821,999   FleetBoston Financial Corp.                                                                 69,910,102
   1,120,281   Mellon Financial Corp.                                                                      45,853,101
   1,054,500   Northern Trust Corp.                                                                        68,574,135
   2,827,865   U.S. Bancorp                                                                                59,894,181
   1,702,000   Wells Fargo & Co.                                                                           79,942,940

Banks -- West 1.54%                                                                                        39,799,637
     746,850   Zions Bancorp.                                                                              39,799,637

Broker Services 11.32%                                                                                    293,217,296
     734,500   Goldman Sachs Group, Inc.                                                                   66,912,950
   1,070,200   Lehman Brothers Holdings, Inc.                                                              77,857,050
   1,174,400   Merrill Lynch & Co., Inc.                                                                   72,460,480
   3,837,718   Schwab (Charles) Corp.                                                                      75,986,816

Computer -- Services 4.02%                                                                                104,147,176
     983,400   BISYS Group, Inc.*                                                                          47,399,880
   1,025,430   Fiserv, Inc.*                                                                               56,747,296

Diversified Operations 5.52%                                                                              142,836,420
   1,959,000   General Electric Co.                                                                        95,070,270
     895,000   Tyco International Ltd.                                                                     47,766,150

Finance -- Consumer Loans 10.66%                                                                          276,112,049
   1,620,320   American Express Co.                                                                        68,766,381
     330,000   AmeriCredit Corp.*                                                                          15,298,800
     671,300   Capital One Financial Corp.                                                                 42,197,918
   1,019,000   Household International, Inc.                                                               65,236,380
   1,061,062   MBNA Corp.                                                                                  37,826,860
     106,850   Metris Cos., Inc.                                                                            3,205,500
     765,000   NextCard, Inc.*                                                                              8,284,950
     662,200   Providian Financial Corp.                                                                   35,295,260

Finance -- Investment Management 3.99%                                                                    103,405,036
   3,920,600   Amvescap Plc, American Depositary Receipts (ADR)
               (United Kingdom)                                                                            73,036,857
     271,000   MLP AG (Germany)                                                                            30,368,179

Finance -- Savings & Loan 1.19%                                                                            30,881,705
     618,500   Washington Mutual, Inc.                                                                     30,881,705

Finance -- SBIC & Commercial 0.55%                                                                         14,359,500
     450,000   Heller Financial, Inc.                                                                      14,359,500

Insurance -- Brokers 3.40%                                                                                 88,020,788
     912,700   Marsh & McLennan Cos., Inc.                                                                 88,020,788

Insurance -- Life 4.74%                                                                                   122,654,911
   3,071,000   AFLAC, Inc.                                                                                 97,657,800
     212,000   Axa (France)                                                                                24,997,111

Insurance -- Property & Casualty 12.08%                                                                   312,822,287
   1,050,000   Ace, Ltd.                                                                                   37,485,000
   1,470,000   Allstate Corp. (The)                                                                        61,372,500
   1,042,700   Ambac Financial Group, Inc.                                                                 56,107,687
   1,199,268   American International Group, Inc.                                                          98,100,122
     850,950   SAFECO Corp.                                                                                22,720,365
     523,116   XL Capital Ltd. (Class A)                                                                   37,036,613

Mortgage & Real Estate Services 3.95%                                                                     102,376,945
     450,000   Countrywide Credit Industries, Inc.                                                         19,201,500
   1,036,325   Fannie Mae                                                                                  83,175,445

Real Estate Investment Trust -- Equity Trust 0.60%                                                         15,603,000
     350,000   Apartment Investment & Management Co. (Class A)                                             15,603,000

                                                                             INTEREST        PAR VALUE
ISSUER, DESCRIPTION                                                              RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 1.30%                                                                              $33,564,000
(Cost $33,564,000)

Joint Repurchase Agreement 1.30%
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. -- Dated 04-30-01, due 05-01-01
(Secured by U.S. Treasury Bonds 6.125% thru 8.125%,
due 08-15-19 thru 08-15-29)                                                      4.51%         $33,564    $33,564,000

TOTAL INVESTMENTS 99.93%                                                                               $2,587,916,438

OTHER ASSETS AND LIABILITIES, NET 0.07%                                                                    $1,822,668

TOTAL NET ASSETS 100%                                                                                  $2,589,739,106


* Non-income-producing security.

  Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO CONCENTRATION

For the period ending
April 30, 2001
(unaudited).

This table shows
the percentages
of the Fund's
investments
aggregated
by various
countries.

                                         VALUE AS A PERCENTAGE
COUNTRY OF ISSUER                                OF NET ASSETS
France                                                0.97%
Germany                                               1.17
Spain                                                 1.03
Switzerland                                           1.10
United Kingdom                                        3.97
United States                                        91.69

Total investments                                    99.93%

See notes to
financial statements.



ASSETS AND LIABILITIES

April 30, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $2,043,163,483)                     $2,587,916,438
Cash                                                                      860
Receivable for shares sold                                          1,682,252
Receivable for forward foreign currency
exchange contract sold                                                  3,134
Dividends and interest receivable                                   5,882,697
Other assets                                                           68,191

Total assets                                                    2,595,553,572

LIABILITIES
Payable for shares repurchased                                      3,343,280
Payable to affiliates                                               2,290,659
Other payables and accrued expenses                                   180,527

Total liabilities                                                   5,814,466

NET ASSETS
Capital paid-in                                                 2,013,581,838
Accumulated net realized gain on investments
and foreign currency transactions                                  36,655,572
Net unrealized appreciation of investments and
translation of assets and liabilities in foreign currencies       544,696,525
Accumulated net investment loss                                    (5,194,829)

Net assets                                                     $2,589,739,106

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($618,636,575 [DIV] 33,441,136 shares)                         $18.50
Class B ($1,902,719,792 [DIV] 104,587,061 shares)                      $18.19
Class C ($67,642,450 [DIV] 3,721,114 shares)                           $18.18
Class I ($740,289 [DIV] 40,003 shares)                                 $18.51

MAXIMUM OFFERING PRICE PER SHARE
Class A1 ($18.50 [DIV] 95%)                                            $19.47
Class C ($18.18 [DIV] 99%)                                             $18.36

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2001
(unaudited). 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $408,693)          $19,020,281
Interest (including income from securities loaned of $69,173)         680,345

Total investment income                                            19,700,626

EXPENSES
Investment management fee                                          10,233,316
Class A distribution and service fee                                  968,329
Class B distribution and service fee                                9,172,058
Class C distribution and service fee                                  315,863
Transfer agent fee                                                  3,249,099
Custodian fee                                                         331,725
Accounting and legal services fee                                     263,706
Miscellaneous                                                         131,731
Trustees' fees                                                         90,669
Printing                                                               66,489
Auditing fee                                                           13,612
Registration and filing fees                                           12,429
Interest expense                                                        7,084
Legal fees                                                              5,983
Organization expense                                                    1,860

Total expenses                                                     24,863,953

Net investment loss                                                (5,163,327)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                       183,050,592
Foreign currency transactions                                        (535,483)

Change in net unrealized appreciation (depreciation) on
Investments                                                      (427,737,377)
Translation of assets and liabilities in foreign currencies           (13,937)

Net realized and unrealized loss                                 (245,236,205)

Decrease in net assets from operations                          ($250,399,532)

1 Semiannual period from 11-1-00 through 4-30-01.

See notes to
financial statements.



CHANGES IN NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period.
The difference
reflects earnings
less expenses, any
investment gains
and losses,
distributions paid
to shareholders
and any increase
or decrease in
money share
holders invested
in the Fund.


                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  10-31-00          4-30-01 1
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment loss                            ($7,407,300)     ($5,163,327)
Net realized gain                                4,461,091      182,515,109
Change in net unrealized
appreciation (depreciation)                    562,449,405     (427,751,314)

Increase (decrease) in net assets
resulting from operations                      559,503,196     (250,399,532)

From fund share transactions                  (480,581,462)     (66,479,462)

NET ASSETS
Beginning of period                          2,827,696,366    2,906,618,100

End of period 2                             $2,906,618,100   $2,589,739,106

1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

2 Includes accumulated net investment loss of $31,502 and $5,194,829, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-96 1  10-31-97    10-31-98    10-31-99    10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $8.50      $11.03      $14.26      $14.80      $15.92      $20.15
Net investment income 3                         0.02        0.14        0.15        0.10        0.03        0.01
Net realized and unrealized
gain (loss) on investments                      2.51        3.77        0.52 4      1.18        4.20       (1.66)
Total from
investment operations                           2.53        3.91        0.67        1.28        4.23       (1.65)
Less distributions
From net investment income                        --       (0.03)      (0.11)      (0.14)         --          --
In excess of net investment income                --          --          --       (0.02)         --          --
From net realized gain                            --       (0.65)      (0.02)         --          --          --
                                                  --       (0.68)      (0.13)      (0.16)         --          --
Net asset value,
end of period                                 $11.03      $14.26      $14.80      $15.92      $20.15      $18.50
Total return 5 (%)                             29.76 6,7   37.19 6      4.66        8.69       26.57       (8.19) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $1        $417        $862        $659        $701        $619
Ratio of expenses to
average net assets (%)                          1.20 8      1.20        1.37        1.39        1.40        1.37 8
Ratio of adjusted expenses
to average net assets 9 (%)                     7.07 8      1.47          --          --          --          --
Ratio of net investment
income to average
net assets (%)                                  0.37 8      1.10        0.92        0.62        0.21        0.09 8
Portfolio turnover (%)                            31           6          30          40          48          58


See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                10-31-97 1  10-31-98    10-31-99    10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $11.43      $14.18      $14.70      $15.81      $19.88
Net investment income (loss) 3                  0.04        0.03       (0.01)      (0.07)      (0.05)
Net realized and unrealized
gain (loss) on investments                      2.71        0.54 4      1.17        4.14       (1.64)
Total from
investment operations                           2.75        0.57        1.16        4.07       (1.69)
Less distributions
From net investment income                        --       (0.03)      (0.04)         --          --
In excess of net investment income                --          --       (0.01)         --          --
From net realized gain                            --       (0.02)         --          --          --
                                                  --       (0.05)      (0.05)         --          --
Net asset value,
end of period                                 $14.18      $14.70      $15.81      $19.88      $18.19
Total return 5 (%)                             24.06 6,7    3.95        7.93       25.74       (8.50) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                 $1,309      $2,603      $2,163      $2,148       $1,90 3
Ratio of expenses to
average net assets (%)                          1.90 8      2.07        2.07        2.05        1.99 8
Ratio of adjusted expenses
to average net assets 9 (%)                     2.17 8        --          --          --          --
Ratio of net investment
income (loss) to average
net assets (%)                                  0.40 8      0.22       (0.07)      (0.44)      (0.53) 8
Portfolio turnover (%)                             6          30          40          48          58


See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                10-31-99 1  10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $15.60      $15.81      $19.87
Net investment loss 3                             -- 10    (0.10)      (0.05)
Net realized and unrealized
gain (loss) on investments                      0.21        4.16       (1.64)
Total from
investment operations                           0.21        4.06       (1.69)
Net asset value,
end of period                                 $15.81      $19.87      $18.18
Total return 5 (%)                              1.35 7     25.68       (8.51) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $5         $58         $68
Ratio of expenses to
average net assets (%)                          2.06 8      2.10        2.07 8
Ratio of net investment loss
to average net assets (%)                      (0.14) 8    (0.57)      (0.59) 8
Portfolio turnover (%)                            40          48          58


See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                 4-30-01 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $18.50
Net investment income 3                         0.01
Net realized and unrealized
gain on investments                               -- 10
Total from
investment operations                           0.01
Net asset value,
end of period                                 $18.51
Total return 5 (%)                              0.11 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $1
Ratio of expenses to
average net assets (%)                          0.96 8
Ratio of net investment income
to average net assets (%)                       0.46 8
Portfolio turnover (%)                            58


 1 Class A, Class B, Class C and Class I shares began operations on
   3-14-96, 1-14-97, 3-1-99 and 3-1-01, respectively.

 2 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

 3 Based on the average of the shares outstanding at the end of each month.

 4 Amount shown for a share outstanding does not correspond with aggregate net gain (loss) on investments for the period, due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 The total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

 8 Annualized.

 9 Does not take into consideration expense reductions during the periods shown.

10 Less than $0.01 per share.

See notes to
financial statements.



NOTES TO STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock Financial Industries Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The Trustees authorized the issuance of Class I shares effective March 1, 2001. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose under lying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain
(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Organization expenses

Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that began with the commencement of the investment operations of the Fund.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $6,156,286, and the weighted average interest rate was 6.00%. Interest expense includes $7,084 paid under the line of credit. There was no outstanding borrowing under the line of credit on April 30, 2001.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2001, the Fund loaned securities having a market value of $9,718,400 collateralized by securities in the amount of $9,962,757.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income taxes purposes, the Fund has $127,681,476 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforward is used by the Fund, no capital gains distributions will be made. The Fund's carryforwards expire as follows: October 31, 2007 -- $127,681,476.

The Fund had the following open forward foreign currency exchange contracts at April 30, 2001:

                  PRINCIPAL AMOUNT          EXPIRATION     UNREALIZED
CURRENCY          COVERED BY CONTRACT       MONTH          APPRECIATION
SELLS
Swedish Krona     7,512,094                 May 01         $3,134

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $972,099 with regard to sales of Class A shares. Of this amount, $341,675 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $564,225 was paid as sales commissions to unrelated broker-dealers and $66,199 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $212,385 with regard to sales of Class C shares. Of this amount, $210,620 was paid as sales commissions to unrelated broker-dealers and $1,765 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2001, CDSCs received by JH Funds amounted to $2,910,566 for Class B shares and $24,565 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. With respect to Class A, Class B and Class C shares, the Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses. For Class I shares, the Fund pays Signature Services a monthly transfer agent fee equivalent, on an annual basis, to 0.05% of the average daily net assets attributable to Class I shares.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensa tion Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensa tion Plan investments had no impact on the operations of the Fund.

NOTE C
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2001, aggregated $1,595,031,279 and $1,671,538,764, respectively.

The cost of investments owned at April 30, 2001 (including short-term investments) for federal income tax purposes was $2,048,124,161. Gross unrealized appreciation and depreciation of investments aggregated $589,796,123 and $50,003,846, respectively, resulting in net unrealized appreciation of $539,792,277.

NOTE D
Fund share transactions

The listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                   YEAR ENDED 10-31-00                PERIOD ENDED 4-30-01 1
                              SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Sold                      21,996,198      $362,140,597         4,048,469       $78,173,427
Repurchased              (28,626,543)     (456,996,909)       (5,369,805)     (101,494,965)
Net decrease              (6,630,345)     ($94,856,312)       (1,321,336)     ($23,321,538)

CLASS B SHARES
Sold                      17,160,863      $284,568,150         6,360,836      $121,228,221
Repurchased              (45,979,889)     (713,267,024)       (9,788,908)     (180,289,759)
Net decrease             (28,819,026)    ($428,698,874)       (3,428,072)     ($59,061,538)

CLASS C SHARES
Sold                       2,946,848       $48,896,205         1,178,363       $22,490,389
Repurchased                 (347,526)       (5,922,481)         (398,206)       (7,307,497)
Net increase               2,599,322       $42,973,724           780,157       $15,182,892

CLASS I SHARES2
Sold                              --                --            40,003          $720,722
Net increase                      --                --            40,003          $720,722

NET DECREASE             (32,850,049)    ($480,581,462)       (3,929,248)     ($66,479,462)


1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

2 Class I shares began operations on 3-1-01.


NOTE E
Shareholder meeting

On December 1, 2000, a special meeting of shareholders of John Hancock Financial Industries Fund was held. The shareholders approved the following proposals (votes in parentheses):

To eliminate the investment restriction requiring the Fund to invest more than 25% of its assets in the banking industry (65,423,940 FOR, 3,082,918 AGAINST, and 4,259,818 ABSTAINING).

To amend the Fund's investment restriction on margin purchases and short sales (63,000,770 FOR, 4,857,910 AGAINST, and 4,907,996 ABSTAINING).

To amend the Fund's investment restriction on borrowing money
(62,637,792 FOR, 5,141,148 AGAINST, and 4,987,736 ABSTAINING).

To amend the Fund's investment restriction on issuing senior securities (63,781,677 FOR, 3,903,090 AGAINST, and 5,081,909 ABSTAINING).

To amend the Fund's investment restriction on purchasing real estate (63,879,648 FOR, 4,072,877 AGAINST, and 4,814,151 ABSTAINING).

To amend the Fund's investment restriction on investing in commodities (62,713,529 FOR, 5,087,287 AGAINST, and 4,965,860 ABSTAINING).



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President and
Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

James J. Stokowski
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of the John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

700SA  4/01
       6/01



Hancock     5734-01.edg     Page 22